Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 6 – Intangible assets, net

Intangible assets, net consisted of the following:

	December 31, 2020	December 31, 2019
Software	$79,406	$74,445
Less: accumulated amortization	(44,473)	(20,672)
Intangible assets, net	$34,933	$53,773

Amortization expense was $21,239, $17,024 and $3,995 for the years ended December 31, 2020, 2019 and 2018, respectively.

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending December 31,	Amortization expense
2021	34,933
Total	$34,933